Consolidated Statements of Changes in Equity - CAD ($)	Share Capital [Member]	Reserves Equity Incentive Awards [Member]	Reserves Warrants [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 61,709,371	$ 2,721,046	$ 833,058	$ 11,860	$ (35,696,772)	$ 29,578,563
Balance (Shares) at Dec. 31, 2018						30,923,004
Shares issued for cash	44,385,695					$ 44,385,695
Shares issued for cash (Shares)						16,900,173
Share issue cost - cash	(2,522,281)					$ (2,522,281)
Share-based payments		1,632,183				1,632,183
Other comprehensive loss				(861,523)		(861,523)
Net loss					(21,653,049)	(21,653,049)
Balance at Dec. 31, 2019	103,572,785	4,353,229	833,058	(849,663)	(57,349,821)	$ 50,559,588
Balance (Shares) at Dec. 31, 2019						47,823,177
Shares issued for cash	30,393,408					$ 30,393,408
Shares issued for cash (Shares)						6,785,000
Share issue cost - cash	(2,638,528)					$ (2,638,528)
Share-based payments		2,272,266				2,272,266
Other comprehensive loss				(170,070)		(170,070)
Net loss					(27,163,617)	(27,163,617)
Balance at Dec. 31, 2020	$ 131,327,665	$ 6,625,495	$ 833,058	$ (1,019,733)	$ (84,513,438)	$ 53,253,047
Balance (Shares) at Dec. 31, 2020						54,608,177